Related party transactions - Additional Information (Detail) - EUR (€)			1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Nov. 15, 2022	Jan. 14, 2021	Jul. 31, 2021	Oct. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Other short-term employee benefits						€ 13,111,000	€ 2,455,000	€ 3,142,000
Depreciation, amortization and impairment of assets						173,521,000	163,367,000	185,930,000
Revenues						1,492,840,000	1,292,402,000	1,014,733,000
Other income						13,949,000	8,260,000	5,373,000
Personnel costs						395,087,000	367,762,000	282,659,000
Other operating costs						(41,142,000)	(180,836,000)	(30,399,000)
Write down and other provisions						14,000	19,487,000	6,178,000
Zegna Group
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						173,521,000	163,367,000
Revenues						1,492,840,000	1,292,402,000	1,014,733,000
Other income						13,949,000
Costs						749,248,000	663,238,000	537,495,000
Personnel costs						395,087,000	367,762,000	282,659,000
Other operating costs						41,142,000
Financial income (expenses)						(41,026,000)	2,066,000	(13,720,000)
Write down and other provisions							€ 19,487,000
PKB Privatbank AG
Disclosure of transactions between related parties [line items]
Transfers under finance agreements from entity, related party transactions					€ 5,000,000
Private warrants
Disclosure of transactions between related parties [line items]
Number of private warrants issued (in shares)							800,000
Warrants issued							€ 1,236,000
Lanificio | Written put options
Disclosure of transactions between related parties [line items]
Consideration paid			€ 9,600,000
Pelletteria Tizeta S.r.l.
Disclosure of transactions between related parties [line items]
Revenues						44,436,000
Associates
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						0	0
Revenues						35,526,000	23,096,000	25,092,000
Other income						46,000
Costs						9,559,000	7,907,000	7,675,000
Personnel costs						5,000	0	0
Other operating costs						243,000
Financial income (expenses)						136,000	596,000	471,000
Write down and other provisions							0
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral to entity, related party transactions						6,875,000		7,500,000
Depreciation, amortization and impairment of assets						0	0
Revenues						35,525,000	23,047,000	25,088,000
Other income						46,000
Costs						6,194,000	7,730,000	7,673,000
Personnel costs						5,000	0	0
Other operating costs						243,000
Financial income (expenses)						136,000	596,000	471,000
Write down and other provisions							0
Associates | Filati Biagioli Modesto S.r.l.
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						0	0
Revenues						0	49,000	0
Other income						0
Costs						3,365,000	177,000	0
Personnel costs						0	0	0
Other operating costs						0
Financial income (expenses)						0	0	0
Write down and other provisions							0
Associates | Pelletteria Tizeta S.r.l.
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						0	0
Revenues						1,000	0	4,000
Other income						0
Costs						0	0	2,000
Personnel costs						0	0	0
Other operating costs						0
Financial income (expenses)						0	0	0
Write down and other provisions							€ 0
Subsidiaries | Lanificio
Disclosure of transactions between related parties [line items]
Percentage of additional interest acquired in subsidiary			10.00%
Group’s percentage interest			100.00%
Subsidiaries | Tom Ford International LLC
Disclosure of transactions between related parties [line items]
Percentage of additional interest acquired in subsidiary	85.00%
Subsidiaries | Agnona | Discontinued operations
Disclosure of transactions between related parties [line items]
Consideration paid		€ 1		€ 500,000
Proportion of ownership interest in subsidiary sold		70.00%		30.00%
Monterubello
Disclosure of transactions between related parties [line items]
Stock repurchased (in shares)							54,600,000
Stock repurchased							€ 455,000
Other short-term employee benefits							10,923,000
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | EZ Real Estate
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						6,110,000	1,395,000
Revenues						8,000	58,000	0
Other income						0
Costs						50,000	1,178,000	0
Personnel costs						(1,000)	0	0
Other operating costs						24,000
Financial income (expenses)						(490,000)	0	0
Write down and other provisions							0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Schneider Group
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						0	0
Revenues						23,000	20,000	217,000
Other income						0
Costs						14,837,000	5,623,000	6,683,000
Personnel costs						0	0	0
Other operating costs						0
Financial income (expenses)						0	0	0
Write down and other provisions							0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						2,522,000	392,000
Revenues						0	0	0
Other income						0
Costs						(30,000)	402,000	0
Personnel costs						35,000	0	0
Other operating costs						580,000
Financial income (expenses)						(13,000)	0	0
Write down and other provisions							0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						0	0
Revenues						195,000	373,000	0
Other income						14,000
Costs						228,000	(485,000)	0
Personnel costs						109,000	0	0
Other operating costs						20,000
Financial income (expenses)						0	0	0
Write down and other provisions							6,150,000
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | 61 West 23rd Street LLC
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						0	0
Revenues						0	0	0
Other income						0
Costs						(16,000)	(14,000)	0
Personnel costs						0	0	0
Other operating costs						0
Financial income (expenses)						0	0	0
Write down and other provisions							0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						0	0
Revenues						1,000	9,000	13,000
Other income						97,000
Costs						6,205,000	491,000	450,000
Personnel costs						(1,000)	0	0
Other operating costs						12,000
Financial income (expenses)						(8,000)	(40,000)	(44,000)
Write down and other provisions							0
Other related parties connected to directors and shareholders
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						0	0
Revenues						0	0	0
Other income						0
Costs						0	0	33,000
Personnel costs						2,563,000	1,284,000	860,000
Other operating costs						0
Financial income (expenses)						0	(20,675,000)	0
Write down and other provisions							0
Related parties
Disclosure of transactions between related parties [line items]
Depreciation, amortization and impairment of assets						8,632,000	1,787,000
Revenues						35,753,000	23,556,000	25,322,000
Other income						157,000
Costs						30,833,000	15,102,000	14,841,000
Personnel costs						2,710,000	1,284,000	860,000
Other operating costs						879,000
Financial income (expenses)						€ (375,000)	(20,119,000)	€ 427,000
Write down and other provisions							€ 6,150,000